Gratuity and other post-employment benefit plans - Summary of Employee Benefit Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Net employees benefit expense recognised in employee cost
Net benefit expense	₨ 31	$ 0	₨ 15	₨ 13
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	88	1	50	37
Defined Benefit Gratuity Plan [Member]
Net employees benefit expense recognised in employee cost
Current service cost	44	1	31	25
Interest cost on benefit obligation	10	0	7	6
Net benefit expense	54	1	38	31
Net (expense) / income recognised in OCI	(9)	0	(8)	(13)
Defined Contribution Plan [Member]
Net employees benefit expense recognised in employee cost
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	₨ 150	$ 2	₨ 108	₨ 89